Status of Unvested Shares under 2006 Plan (Detail) - Restricted Stock - 2006 Plan - $ / shares	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2014	Jun. 30, 2013
Shares Subject to Option
Beginning balance	5,202		1,324
Restricted shares granted pursuant to the 2006 Plan			4,450
Restricted shares vested			(532)
Restricted shares expired/cancelled/repurchased	(5,202)		(40)
Ending balance			5,202
Weighted Average Grant-Date Fair Value
Beginning balance	$ 704.39	$ 0	$ 197.77
Restricted shares granted pursuant to the 2006 Plan		3.33	792.99
Restricted shares vested			196.93
Restricted shares expired/cancelled/repurchased	704.39	3.33	192.87
Ending balance	$ 0	$ 0	$ 704.39